Fair Value Measurements - Schedule of Derivative Liabilities at Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Derivative liabilities, beginning balance	$ 0	$ 44
Fair value of the derivative instrument (conversion option)	0	0
Gain on derivative recognized as a separate line in the statement of loss	0	(44)	$ (214)
Gain on derivative recognized as a separate line in the statement of loss	0	44	214
Derivative liabilities, ending balance	$ 0	$ 0	$ 44